Exhibit 99.1

World Omni Select Auto Trust 2023-A
Monthly Servicer Certificate
July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	492,352,175.85	21,723
Principal Payments	18,510,227.87	748
Defaulted Receivables	2,471,354.34	131
Repurchased Accounts	0.00	0
Pool Balance at 07/31/24	471,370,593.64	20,844

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.59%
Prepayment ABS Speed	1.54%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	31,502,153.08	1,439
Past Due 61-90 days	8,982,769.04	394
Past Due 91-120 days	1,631,883.11	74
Past Due 121+ days	0.00	0
Total	42,116,805.23	1,907

Total 31+ Delinquent as % Ending Pool Balance	8.93%
Total 61+ Delinquent as % Ending Pool Balance	2.25%
Delinquency Trigger Occurred	NO

Recoveries	1,821,579.04
Aggregate Net Losses/(Gains) - July 2024	649,775.30
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.58%
Prior Net Losses/(Gains) Ratio	2.23%
Second Prior Net Losses/(Gains) Ratio	1.07%
Third Prior Net Losses/(Gains) Ratio	1.40%
Four Month Average	1.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.81%

Overcollateralization Target Amount	39,359,444.57
Actual Overcollateralization	39,359,444.57
Weighted Average Contract Rate	9.03%
Weighted Average Remaining Term	50.21

Flow of Funds	$ Amount
Collections	24,093,419.51
Investment Earnings on Cash Accounts	23,756.33
Servicing Fee	(512,866.85)
Transfer to Collection Account	-
Available Funds	23,604,308.99

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,339,933.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	200,558.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	19,229,620.10
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	2,552,347.37

Total Distributions of Available Funds	23,604,308.99

Servicing Fee	512,866.85
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Note Balance @ 07/15/24	451,240,769.17
Principal Paid	19,229,620.10
Note Balance @ 08/15/24	432,011,149.07

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2a
Note Balance @ 07/15/24	102,636,220.96
Principal Paid	13,685,909.51
Note Balance @ 08/15/24	88,950,311.45
Note Factor @ 08/15/24	32.7553069%

Class A-2b
Note Balance @ 07/15/24	41,574,548.21
Principal Paid	5,543,710.59
Note Balance @ 08/15/24	36,030,837.62
Note Factor @ 08/15/24	32.7553069%

Class A-3
Note Balance @ 07/15/24	130,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	130,000,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Note Balance @ 07/15/24	41,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	41,000,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	56,370,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	56,370,000.00
Note Factor @ 08/15/24	100.0000000%

Class D
Note Balance @ 07/15/24	61,030,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	61,030,000.00
Note Factor @ 08/15/24	100.0000000%

Class E
Note Balance @ 07/15/24	18,630,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	18,630,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,822,341.52
Total Principal Paid	19,229,620.10
Total Paid	21,051,961.62

Class A-1
Coupon	5.13900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.92000%
Interest Paid	506,338.69
Principal Paid	13,685,909.51
Total Paid to A-2a Holders	14,192,248.20

Class A-2b
SOFR Rate	5.33741%
Coupon	6.18741%
Interest Paid	221,511.17
Principal Paid	5,543,710.59
Total Paid to A-2b Holders	5,765,221.76

Class A-3
Coupon	5.65000%
Interest Paid	612,083.33
Principal Paid	0.00
Total Paid to A-3 Holders	612,083.33

Class B
Coupon	5.87000%
Interest Paid	200,558.33
Principal Paid	0.00
Total Paid to B Holders	200,558.33

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	0.00
Total Paid to C Holders	281,850.00

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0884282
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.0374060
Total Distribution Amount	24.1258342

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.8645555
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	50.3973689
Total A-2a Distribution Amount	52.2619244

A-2b Interest Distribution Amount	2.0137379
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	50.3973690
Total A-2b Distribution Amount	52.4111069

A-3 Interest Distribution Amount	4.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.7083333

B Interest Distribution Amount	4.8916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.8916666

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.0000000

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	4,658,785.01
Investment Earnings	20,735.75
Investment Earnings Paid	(20,735.75)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$10,678,892.12	$8,850,133.16	$10,003,670.87
Number of Extensions	431	359	393
Ratio of extensions to Beginning of Period Receivables Balance	2.17%	1.73%	1.88%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.